Segment Information	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
SEGMENT INFORMATION
15.	SEGMENT INFORMATION

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM, or decision-making group, in deciding how to allocate resources and in assessing performance. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Group’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company has determined that it only has one operating segment.

The Group has concluded that consolidated net loss is the measure of segment profitability. The CODM assesses performance for the Group, monitors budget versus actual results and determines how to allocate resources based on consolidated net income as reported in the consolidated statements of operations and comprehensive loss. There is no other expense categories regularly provided to the CODM that are not already included in the primary financial statements herein.

Revenue by products

The Group’s revenue derived from different products are as below:

	For the years ended March 31,
	2026	2025	2024
Cable and wire harness	$15,986,501	$16,385,705	$13,626,836
Connectors	1,316,243	1,245,784	1,121,715
Total	$17,302,744	$17,631,489	$14,748,551

Geographic information

The majority of the Group’s revenue for the years ended March 31, 2026, 2025 and 2024 was generated from product sales to different geographic areas including Europe, Asia and Americas. The following table sets forth the disaggregation of revenue by geographic area:

	For the years ended March 31,
	2026	2025	2024
Europe	$10,572,256	$10,991,905	$8,523,788
Asia	5,573,347	5,336,247	4,843,082
Americas	1,157,141	1,303,337	1,381,681
Total	$17,302,744	$17,631,489	$14,748,551

Long-lived assets by Geography

	As of March 31,
	2026	2025
Asia	$5,770,695	$5,207,187
Europe	1,594,785	541,543
Total	$7,365,480	$5,748,730